Contractual Maturities of Installment Loans Except Purchased Loans (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
2016	¥ 445,181
2017	257,179
2018	219,610
2019	222,592
2020	184,265
Thereafter	1,106,935
Total	¥ 2,435,762